Net Loss Per Share Attributable to Common Stockholders - Summary of the Potential Shares of Common Stock that were Excluded from the Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - shares
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,898,294
Common Class A [Member] | Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,898,294
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	112,675,110	120,071,324	119,795,908
Common Class B [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	91,198,378	86,443,341	86,443,341
Common Class B [Member] | Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,476,732	29,817,566	28,067,150
Common Class B [Member] | Issuance Of Common Stock Upon Early Exercise Of Options Unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,810,417	5,285,417